Segment information - Product Sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Disclosure of geographical location
Product Sales	$ 42,998	$ 36,541	$ 25,890
Number of transactions with wholesaler | customer	1	1	1
Customer one
Disclosure of geographical location
Product Sales	$ 5,387	$ 4,862	$ 3,321
UK
Disclosure of geographical location
Product Sales	996	1,206	611
Rest of Europe
Disclosure of geographical location
Product Sales	7,503	6,792	4,446
The Americas
Disclosure of geographical location
Product Sales	20,126	14,893	10,004
Asia, Africa And Australasia
Disclosure of geographical location
Product Sales	$ 14,373	$ 13,650	$ 10,829